Summary of deferred revenue (Details) $ in Thousands	Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Current	$ 97
Non-current	1,613
Total	1,710
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current	97
Non-current	1,484
Total	1,581
NK meditech limited [member]
IfrsStatementLineItems [Line Items]
Current
Non-current	129
Total	$ 129